John Hancock Multifactor Emerging Markets ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
John Hancock Multifactor Emerging Markets ETF | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	29.38%	4.75%	12.67%	(17.37%)	1.71%	12.40%	17.27%